Consolidated statements of comprehensive loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
Professional fees (Note 11(a))	$ 772,887	$ 564,145	$ 928,119
Salaries and benefits (Note 11(a))	1,876,911	1,337,010	1,378,501
Travel and promotion	200,995	82,013	262,094
Depreciation (Note 6)	16,638	19,564	24,199
Office and license (Note 11(b))	218,879	140,137	93,252
Amortization of right-of-use assets (Note 5)	121,479	121,432	121,432
Occupancy expenses (Note 5)	40,542	45,248	39,561
Interest expense on lease liabilities (Note 5)	13,330	21,480	32,305
Arrangement fee on gold loan payable (Note 8)			50,000
Interest, accretion and standby fees on gold loan payable (Note 8)	394,371	371,250	216,918
Listing and filing fees	187,169	199,327	225,432
Insurance	89,476	75,568	66,096
Directors’ fees (Note 11(a))	102,500	70,000	70,000
Share-based payments (Note 10(d) and 11(a))	1,870,800	1,784,500	933,120
Total Expenses	5,905,977	4,831,674	4,441,029
Other income (loss)
Administrative services fees (Note 11(b))	1,382,344	1,404,099	959,413
Interest income	490,245	40,196	41,650
Finance fees		(54,577)	(204,231)
Impairment of exploration and evaluation assets (Note 7)			(501,620)
Unrealized gain (loss) on derivative financial liabilities (Note 8)	(18,156)	44,049	(66,631)
Unrealized gain (loss) on gold in trust (Note 8)	(35,775)	199,379	236,217
Unrealized foreign exchange gain on gold loan payable (Note 8)	11,535	81,331	102,104
Unrealized foreign exchange loss on gold in trust (Note 8)	(4,011)	(21,017)	(73,937)
Unrealized gain on warrant liability (Note 9)	1,747,884
Realized gain on sale of gold in trust (Note 8)		19,413	200,932
Foreign exchange loss	(22,202)	(10,567)	(15,943)
Total other income (loss)	3,551,864	1,702,306	677,954
Loss before income taxes	(2,354,113)	(3,129,368)	(3,763,075)
Deferred income tax expense (Note 14)	(314,141)
Net loss for the year	(2,668,254)	(3,129,368)	(3,763,075)
Total comprehensive loss for the year	$ (2,668,254)	$ (3,129,368)	$ (3,763,075)
Basic and diluted net loss per share (Note 12)	$ (0.02)	$ (0.03)	$ (0.03)